SILVER STREAM DERIVATIVE LIABILITY	12 Months Ended
Dec. 31, 2024
SILVER STREAM DERIVATIVE LIABILITY
SILVER STREAM DERIVATIVE LIABILITY

11. SILVER STREAM DERIVATIVE LIABILITY

a) Silver Purchase Agreement Overview and Consideration Received

On June 10, 2020, the Company entered into a silver purchase agreement (the “Silver Purchase Agreement”) with First Majestic Silver Corp. (“First Majestic”), which closed on July 2, 2020. Under the terms of the Silver Purchase Agreement, First Majestic agreed to pay First Mining total consideration of US$22.5 million (approx. $30.6 million as at the closing date), in three tranches, for the right to purchase 50% of the payable silver produced from the Springpole Gold Project over the life of the project (the “Silver Stream”) and also received 30 million common share purchase warrants of First Mining (subsequently adjusted to 32 million common share purchase warrants in accordance with the terms of the Silver Purchase Agreement). Each share purchase warrant entitles First Majestic to purchase one common share of First Mining at an exercise price of $0.40 for a period of five years (subsequently re-priced to $0.374 in accordance with the terms of the Silver Purchase Agreement). The fair value of warrants is determined using Black-Scholes option pricing model.

First Mining has the right to repurchase 50% of the Silver Stream for US$22.5 million (approximately C$32.4 million as at December 31, 2024) at any time prior to the commencement of production at Springpole (the “Buy-Back Right”).

Per the Silver Purchase Agreement, First Majestic paid US$10 million ($13.7 million) to First Mining on the July 2, 2020, closing date, with US$2.5 million ($3.3 million) paid in cash and the remaining US$7.5 million ($10.4 million) paid in 805,698 common shares of First Majestic (“Tranche 1”). Upon announcement of the Pre-Feasibility Study (“PFS”) on March 4, 2021, First Mining received US$7.5 million ($9.8 million) from First Majestic, with US$3.75 million ($4.8 million) paid in cash and the remaining US$3.75 million ($5.0 million) paid in 287,300 common shares of First Majestic (“Tranche 2”). The final tranche (“Tranche 3”) of US$5.0 million ($6.5 million) is payable by First Majestic upon First Mining receiving approval of a federal or provincial environmental assessment for the Springpole Gold Project, which is to be paid half in cash and half in shares of First Majestic.

The Silver Stream has an initial term of 40 years from July 2, 2020. The term is automatically extended by successive 10-year periods as long as the life of mine continues for the Springpole Gold Project. If, upon expiration of the term of the Silver Purchase Agreement, the Company has not sold to First Majestic an amount of silver sufficient to reduce the Advance Payment to nil, then a refund of the uncredited balance, without interest shall be due and owing by the Company to First Majestic.

The silver delivered to First Majestic may be sourced from the Springpole Gold Project, or the Company may substitute any required refined silver with refined silver from a source other than the Springpole Gold Project, with the exception of silver purchased on a commodity exchange.

b) Silver Stream Derivative Liability Fair Value

The Company has determined that the Silver Stream is a standalone derivative measured at FVTPL. The estimated fair value of the Silver Stream derivative liability is determined using a discounted cash flow model which incorporates a Monte Carlo simulation, with the following key input assumptions: 1) Observable assumptions including  implied volatility of COMEX silver, COMEX silver future curve, silver spot price, USD risk-free rate, USD/CAD foreign exchange rates, and share price of the Company, and 2) Unobservable assumptions including the Company’s credit spread, historical volatility of the warrant and payable silver quantities. The fair value of the Silver Stream derivative liability is a Level 3 measurement.

The fair value of the Silver Stream derivative liability is calculated at each reporting date as the net of the future Advance Payment tranches receivable and the Silver Stream obligation, with gains or losses recorded in the statement of net loss and comprehensive loss. The fair value of the Silver Stream derivative liability as at December 31, 2024 is US$23,917,000 ($34,414,000), which is comprised of the Silver Stream obligation fair value of US$27,706,000 ($39,867,000) less the Advance Payment receivable fair value of US$3,789,000 ($5,453,000). The fair value of the Silver Stream derivative liability as at December 31, 2023 was US$25,930,000 ($34,295,000), which is comprised of the Silver Stream obligation fair value of US$29,470,000 ($38,976,000) less the Advance Payment receivable fair value of US$3,540,000 ($4,681,000).

	December 31, 2024	December 31, 2023
Balance, beginning of the period	$(34,295)	$(27,171)
Change in fair value	119)	(7,124)
Balance, end of the period	$(34,414)	$(34,295)